Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Other Long-term debt
Summary of Debt instrument redemption

Mandatory Redemption Date	Required Redemption Portion
September 30, 2025	5% of the then aggregate outstanding principal amount of the September 2027 Senior Secured Notes
September 30, 2026	5% of the then aggregate outstanding principal amount of the September 2027 Senior Secured Notes

Other Long-Term Debt [Member]
Other Long-term debt
Schedule of other long-term debt

	December 31,	December 31,
	2022	2023
	US$	US$
Senior notes
June 2022 Senior notes due on June 29, 2022 at 12.00% per annum	79,646,560	72,641,789
September 2023 Senior notes due on September 17, 2023 at 14.50% per annum	249,723,695	150,030,000
October 2023 notes due on October 15, 2023 at 14.20% per annum	131,475,779	17,118,420
January 2024 notes due on January 25, 2024 at 14.00% per annum	260,540,750	153,182,000
September 2027 Senior notes due on September 30, 2027 at 3% per annum	—	232,091,202

Corporate bonds
Due November 13, 2025 at 8.35% per annum	25,257,603	24,836,447
Due January 7, 2026 at 8.35% per annum	14,049,622	13,815,353

Loan from Ping An Trust Co., Ltd
Due May 31. 2023 at 12.80% per annum	20,898,544	—

Loan from China Huarong Asset Management Co., Ltd
Due April 20, 2026 at 12.50% per annum (Due April 20, 2024 at 12.00% per annum before debt extension)	32,880,567	32,332,303
Due November 27, 2023 at 12.50% per annum	19,093,702	18,775,326

Loan from Chang An International Trust Co., Ltd
Due September 15, 2026 at 4.75% per annum (Due December 24, 2023 at 9.00% per annum before debt extension)	155,069,925	134,850,420

Loan from Min Sheng Finance Lease Co., Ltd
Due June 19, 2023 at 6.52% per annum	4,842,975	—

Loan from Tianjin Huaxin Funian Leasing Co., Ltd
Due April 6, 2025 at 8.90% per annum	—	8,034,949

Loan from Daye Trust Co., Ltd
Due August 31, 2022 at 11.50% per annum	86,149,958	84,713,457
Due October 16, 2022 at 14.50% per annum	28,716,653	28,237,819

Loan from Hubei Tian Qian Asset Management Co., Ltd
Due November 15, 2023 at 12.00% per annum	22,973,322	12,707,019

Loan from Qingdao Xifa Commercial Factoring Co., Ltd
Due June 20,2024 at 9.00% per annum (Due June 20,2023 at 9.00% per annum before debt extension)	43,074,979	44,011,465

Loan from Qingdao Haifa Finance Leasing Co., Ltd
Due January 26,2025 at 13.00% per annum (Due January 24,2024 at 9.00% per annum before debt extension)	1,952,732	1,073,037

Loan from Qingdao West Coast Small Loan Co., Ltd
Due January 26,2025 at 13.00% per annum (Due January 24,2024 at 13.00% per annum before debt extension)	4,307,498	4,235,673

Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd
Due May 20,2024 at 9.00% per annum	35,895,816	35,297,274

Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company
Due February 5,2026 at 2.80% to 3.00% per annum	7,753,496	15,389,611

Loan from China Development Bank Henan Branch
Due February 7,2026 at 2.80% to 3.00% per annum	85,575,625	101,839,225

Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd
Due August 31,2025 at 2.80% to 3.20% per annum	143,583	10,045,890

Loan from Ares Management
Due January 21, 2024 at Mortgage: 6.5%+Term SOFR, Mezz: 18.7%+Term SOFR per annum	82,144,392	76,685,804

Loan from Kriss Capital LLC
Due April 4, 2024 at 7.25%+Term SOFR per annum (Due April 4, 2023 at 7.25%+Term SOFR per annum before debt extension)	36,137,739	19,085,161

Loan from Mezzanine Loan
Due April 4, 2024 at 9.5%+Term SOFR per annum (Due October 4, 2023 at 9.5%+Term SOFR per annum before debt extension)	5,500,000	5,500,000

Loan from Mezzanine Loan
Due April 4, 2024 at 9.5%+Term SOFR per annum (Due October 4, 2023 at 9.5%+Term SOFR per annum before debt extension)	34,425,000	34,425,000

Total principal of other long-term debt	1,468,230,517	1,330,848,464
Less: current portion of other long-term debt	(1,209,149,107)	(854,814,983)
Total other long-term debt	259,081,410	476,033,481

Schedule of maturities

As of December 31, 2023, the contractual maturities of these debts are as follows:

Year	Amount
US$
2024	854,814,983
2025	146,288,126
2026	97,654,153
2027	232,091,202
2028 and thereafter	—
Less: current portion of other long-term debt	(854,814,983)
Total: Other long-term debt	476,033,481